MainStay VP Cornerstone Growth Portfolio (Prospectus Summary) | MainStay VP Cornerstone Growth Portfolio
MainStay VP Cornerstone Growth Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses MainStay VP Cornerstone Growth Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.04%	0.04%
Total Annual Portfolio Operating Expenses		0.74%	0.99%
[1]	The management fee has been restated to reflect the current management fee. At a special meeting of shareholders held on January 7, 2013, the shareholders of the Portfolio approved an amendment to the Amended and Restated Management Agreement dated May 1, 2013 between New York Life Investment Management LLC ("New York Life Investments") and MainStay VP Funds Trust with respect to the Portfolio, which imposed an increase in the management fees paid to New York Life Investments, which in turn, increased the Portfolio's overall fees. Accordingly, effective May 1, 2013, the management fee is as follows: 0.70% on assets up to $500 million; 0.675% on assets from $500 million to $1 billion; and 0.65% on assets over $1 billion.

Example
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay VP Cornerstone Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Class	76	237	411	918
Service Class	101	315	547	1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities of U.S. companies, the prospective earnings growth of which, in the opinion of Cornerstone Capital Management LLC, the Portfolio’s Subadvisor, is not fully appreciated by the market or reflected in current market valuations. The Subadvisor also looks for companies it believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth potential. U.S. companies are companies organized in the U.S. that trade primarily on U.S. securities markets. The Portfolio may also invest in foreign companies. Generally, foreign companies are companies organized outside the U.S. that trade primarily in non-U.S. securities markets.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks of large-capitalization growth companies. Large-capitalization growth companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index (which ranged from $296.4 million to $500.4 billion as of December 31, 2012). The Portfolio generally will invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Investment Process. Normally, the Portfolio holds between 35 and 55 securities. The 25 most highly regarded of these companies, in the Subadvisor’s opinion, usually constitute approximately 70% or more of the Portfolio’s net assets. Notwithstanding this focus, the Portfolio has no policy to concentrate in securities of issuers in a particular industry or group of industries. Although the Portfolio does not have a policy to concentrate its investments in any one industry, a large portion of its assets has historically been in technology companies which the Subadvisor believes offer strong growth potential.

During market declines, while adding to positions in favored stocks, the Portfolio becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, the Subadvisor tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Subadvisor uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by utilizing a buy low, sell high discipline.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Concentrated Portfolio Risk: Because the Portfolio invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Portfolio will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Technology Stock Risk: The Portfolio may focus its investments in technology companies. Technology companies are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. The average annual total returns table shows how the Portfolio’s average annual total returns for the one-, five- and ten-year periods compare to those of a broad-based securities market index. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 1000® Growth Indexas its primary benchmark. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

Performance for the Service Class shares, first offered June 5, 2003, includes historical performance of the Initial Class shares through June 4, 2003, adjusted to reflect the fees and expenses of Service Class shares. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective January 11, 2013, the Portfolio changed its subadvisor and revised its principal investment strategies. The past performance in the bar chart and table reflect the Portfolio's prior subadvisor and principal investment strategies.

The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.

Annual Returns, Initial Class Shares (by calendar year 2003-2012)

Best Quarter
1Q/12	16.18%
Worst Quarter
4Q/08	-20.82%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MainStay VP Cornerstone Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Initial Class	Initial Class	14.94%	0.85%	5.79%
Service Class	Service Class	14.66%	0.60%	5.53%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses, or taxes)	15.26%	3.12%	7.52%